Organization and Business Description	12 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Operation and Principal Activities

Texxon Holding Limited (“Texxon”), through its subsidiaries (collectively with Texxon, the “Company”), is a leading provider of supply chain management in East China, for which the revenue is generated from the sales of the plastic and chemical raw material and other products, in the People’s Republic of China (“China” or “PRC”).

Texxon is an exempted company incorporated under the laws of the Cayman Islands on January 20, 2022 as a holding company. The authorized number of its ordinary shares is 500,000,000 shares with par value of $0.0001 each. As of June 30, 2025 and 2024, 20,000,000 ordinary shares were issued and outstanding. The shares are presented on a retroactive basis to reflect the share issuance.

The consolidated financial statements include the financial information of Texxon and its subsidiaries. Details of the Company’s subsidiaries after reorganization are set out below:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of control	Percentage of economic interest
Texxon Hong Kong Limited (“Texxon HK”)	January 28, 2022	Hong Kong	100%	100%
HuanSu Technology (Henan) Co., Ltd., (“WFOE”)	March 8, 2024	PRC	100%	100%
Zhejiang Net Plastic Technology Co., Ltd. (“Net Plastic Technology”)	September 27, 2011	PRC	92.7%	92.7%
Qingdao Zhongguang Yiyun Supply Chain Management Co., Ltd. (“Qingdao Zhongguang”)	June 28, 2020	PRC	100%	92.7%
Net Plastic Technology (Henan) Co., Ltd. (“Net Plastic Henan”)	April 15, 2022	PRC	75%	69.5%
Anhui Zhongke Net Plastic Technology Co., Ltd. (“Net Plastic AH”)	December 25, 2020	PRC	100%	92.7%
Net Plastic (Ningbo) Supply Chain Management Co., Ltd. (“Net Plastic NB”)	October 22, 2018	PRC	100%	92.7%
Shanghai Net Plastic Supply Chain Management Co, Ltd. (formerly known as Jiangsu Net Plastic Supply Chain Management Co., Ltd. (“Net Plastic SH”)	January 14, 2022	PRC	100%	92.7%
Henan Net Plastic Supply Chain Management Co., Ltd. (“Net Plastic Supply Chain”)	July 18, 2022	PRC	100%	69.5%
Henan Net Plastic New Material Technology Co., Ltd. (“Net Plastic New Material”)	August 3, 2022	PRC	56%	38.9%
Henan Net Plastic Chemical Distribution Co., Ltd. (“Net Plastic Distribution”)	April 26, 2022	PRC	51%	35.5%
Beijing Yongsu Technology Co., Ltd. (“Beijing Yongsu”)	November 10, 2023	PRC	100%	92.7%

Reorganization

As of July 1, 2021, Mr. Hui Xu and his immediate family members (the “Xu family”), indirectly controlled Net Plastic Technology through their control over the board of directors and the significant decisions of Net Plastic Technology are made at the board level. In addition, matters voted upon at the shareholder level are not considered significant decisions and other shareholders are not able to change the composition of the board of directors.

From August 2021 to October 2023, Net Plastic Technology underwent a series of reorganizations. In October 2021, the registered capital of Net Plastic Technology was increased to RMB 1 billion. And in September 2022, one of the Company’s shareholders made the cash contribution of RMB 10 million, approximately $1.4 million.

In preparation for the Company’s initial public offering (“IPO”) in the United States, the following transactions were undertaken to reorganize the legal structure of the Company. Texxon was incorporated in connection with a group reorganization (the “Reorganization”).

On March 8, 2024, the Company incorporated WFOE under the laws of PRC. In March 2024, WFOE entered into a serial of equity interest transfer agreements (“Equity Transfer Agreement”) to acquire 92.705% equity interest of Net Plastic Technology from a few shareholders, for a cash consideration of approximately $11.9 million (approximately RMB84.5 million) in the aggregate to be satisfied by the issue and allotment by Texxon of 20,000,000 ordinary shares of par value $0.0001 each. After the reorganization, WFOE owned 92.705% of Net Plastic Technology.

Throughout the series of reorganizations, the Xu family maintained control over Net Plastic Technology with the majority of voting interests.

During the years presented in these consolidated financial statements, the control of the entities has never changed (always under the control of Xu family). Accordingly, the reorganization has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the fiscal years ended June 30, 2025, 2024 and 2023, the results of these subsidiaries are included in the consolidated financial statements for all periods.

The discussion and presentation of the consolidated financial statements herein assumes the completion of the Reorganization, which is accounted for retroactively as if it occurred on since the beginning of the fiscal years presented, and the equity has been adjusted to reflect the change as well.